Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	May 01, 2021
REMS Real Estate Value-Opportunity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	HLRRX
REMS Real Estate Value-Opportunity Fund | Platform Shares
Prospectus [Line Items]
Trading Symbol	HLPPX
REMS Real Estate Value-Opportunity Fund | Z SHARES
Prospectus [Line Items]
Trading Symbol	HLZZX